Harbor Health Care ETF Investment Strategy - Harbor Health Care ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks of companies of any market capitalization. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies principally engaged in the research, development, production, or distribution of products and services related to the health care industry (“health care companies”). Health care companies may include, for example, manufacturers of health care equipment and supplies, health care services providers, pharmaceutical companies, biotechnology and life sciences companies, and suppliers of technologies for use by health care companies. The Fund may invest in issuers of all market capitalizations, including larger, established issuers and newer companies with little or no current revenues. The Fund may invest in foreign securities (including through investment in depositary receipts), with such investments typically representing less than 35% of the Fund’s net assets. Westfield Capital Management, Company, L.P. (“Westfield” or the “Subadvisor”), the Fund’s subadvisor, uses a bottom-up process to identify primarily U.S. listed health care companies that meet the Subadvisor’s strict fundamental criteria and then performs a qualitative review on each identified company to select approximately 30 to 50 companies for inclusion in the Fund’s portfolio. The Subadvisor considers a number of factors in the course of its fundamental research, including but not limited to valuation, competitive advantage, market opportunity, financial metrics, capital structure, and management track record of execution. The Subadvisor’s research may include personal interviews and other contact with company management. In constructing the Fund’s portfolio, the Subadvisor seeks to identify health care companies that it believes possess the following characteristics: ■Superior company management; ■Corporate governance that aligns with shareholder value creation; ■Unique market positions and broad market opportunities; and ■Solid financial controls and accounting processes. The Subadvisor may sell a security if the security reaches or falls below a predetermined price target, a change in the company’s fundamentals negatively impacts the Subadvisor’s original investment thesis, or the Subadvisor identifies what it believes to be a more attractive investment opportunity. The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in the securities of issuers in the health care industry or group of industries.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in the securities of issuers in the health care industry or group of industries.